Description of Business and Segmented Disclosures - Schedule of Capital Expenditures (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disclosure Of Reportable Segments [Line Items]
Capital Investment	$ 647	$ 148	$ 1,728	$ 599
Acquisition Capital	0	4	7	10
Total Capital Expenditures	731	152	15,480	609
Oil Sands
Disclosure Of Reportable Segments [Line Items]
Capital Investment	198	65	617	337
Acquisition Capital	0	1	3	6
Acquisitions (Note 4)	0	0	5,119	0
Conventional
Disclosure Of Reportable Segments [Line Items]
Capital Investment	41	12	135	39
Acquisition Capital	0	3	4	4
Acquisitions (Note 4)	0	0	565	0
Offshore
Disclosure Of Reportable Segments [Line Items]
Capital Investment	69	0	130	0
Acquisitions (Note 4)	84	0	3,061	0
Canadian Manufacturing
Disclosure Of Reportable Segments [Line Items]
Capital Investment	9	5	23	22
Acquisitions (Note 4)	0	0	2,283	0
U.S. Manufacturing
Disclosure Of Reportable Segments [Line Items]
Capital Investment	301	60	743	150
Acquisitions (Note 4)	0	0	2,140	0
Retail
Disclosure Of Reportable Segments [Line Items]
Capital Investment	16	0	22	0
Acquisitions (Note 4)	0	0	422	0
Corporate and Eliminations
Disclosure Of Reportable Segments [Line Items]
Capital Investment	13	6	58	51
Acquisitions (Note 4)	$ 0	$ 0	$ 155	$ 0